Stock-based Compensation and Other Benefit Plans	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation and Other Benefit Plans	STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

Verint maintains stock-based compensation plans for the benefit of its officers, directors and employees. The following disclosures represent stock-based compensation expenses attributable to Cognyte based on the awards and terms previously granted under Verint’s stock-based compensation plans to Cognyte employees and an allocation of Verint’s corporate and shared functional employee stock-based compensation expenses. Accordingly, the amounts presented are not necessarily indicative of future awards and do not necessarily reflect the results that Cognyte would have experienced as an independent company for the periods presented. The Cognyte employees’ stock-based compensation expenses were specifically identified whereas Verint’s corporate and shared functional employees’ stock-based compensation expenses were specifically identified to the extent possible with the remainder allocated on the basis of revenue.

Stock-Based Compensation Expense

We recognized stock-based compensation expense in the following line items on the combined statements of operations for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31, 2021
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$110	$624	$734
Cost of revenue - software service	183	258	441
Cost of revenue - professional service and other	218	734	952
Research and development, net	1,109	4,512	5,621
Selling, general and administrative	1,697	18,097	19,794
Total stock-based compensation expense	3,317	24,225	27,542
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	416	3,931	4,347
Total stock-based compensation, net of taxes	$2,901	$20,294	$23,195

	Year Ended January 31, 2020
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$90	$552	$642
Cost of revenue - software service	259	377	636
Cost of revenue - professional service and other	330	1,311	1,641
Research and development, net	1,272	5,026	6,298
Selling, general and administrative	1,508	20,308	21,816
Total stock-based compensation expense	3,459	27,574	31,033
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	454	3,946	4,400
Total stock-based compensation, net of taxes	$3,005	$23,628	$26,633

	Year Ended January 31, 2019
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$25	$308	$333
Cost of revenue - software service	356	346	702
Cost of revenue - professional service and other	218	992	1,210
Research and development, net	858	3,997	4,855
Selling, general and administrative	1,841	16,607	18,448
Total stock-based compensation expense	3,298	22,250	25,548
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	503	3,199	3,702
Total stock-based compensation, net of taxes	$2,795	$19,051	$21,846

The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31, 2021
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$3,371	$20,052	$23,423
Stock bonus program and bonus share program	(111)	4,111	4,000
Total equity-settled awards	3,260	24,163	27,423
Phantom stock units (cash-settled awards)	57	62	119
Total stock-based compensation expense	$3,317	$24,225	$27,542

	Year Ended January 31, 2020
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$3,014	$20,399	$23,413
Stock bonus program and bonus share program	445	7,170	7,615
Total equity-settled awards	3,459	27,569	31,028
Phantom stock units (cash-settled awards)	—	5	5
Total stock-based compensation expense	$3,459	$27,574	$31,033

	Year Ended January 31, 2019
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$2,907	$17,892	$20,799
Stock bonus program and bonus share program	391	4,346	4,737
Total equity-settled awards	3,298	22,238	25,536
Phantom stock units (cash-settled awards)	—	12	12
Total stock-based compensation expense	$3,298	$22,250	$25,548

Awards under Verint’s stock bonus and bonus share programs are accounted for as liability-classified awards, because the obligations are based predominantly on fixed monetary amounts that are generally known at inception of the obligation, to be settled with a variable number of shares of Verint common stock.

Stock-Based Awards Granted by Verint

Verint periodically awards RSUs to directors, officers, and other employees. The fair value of these awards is equivalent to the market value of Verint common stock on the grant date. RSUs are not shares of Verint common stock and do not have any of the rights or privileges thereof, including voting or dividend rights. On the applicable vesting date, the holder of an RSU becomes entitled to a share of Verint common stock. RSUs are subject to certain restrictions and forfeiture provisions prior to vesting.

Verint periodically awards PSUs to executive officers and certain employees that vest upon the achievement of specified performance goals or market conditions. We separately recognize compensation expense for each tranche of a PSU award as if it were a separate award with its own vesting date. For certain PSUs, an accounting grant date may be established prior to the requisite service period.

Once a performance vesting condition has been defined and communicated, and the requisite service period has begun, our estimate of the fair value of PSUs requires an assessment of the probability that the specified performance criteria will be achieved, which we update at each reporting date and adjust our estimate of the fair value of the PSUs, if necessary. All compensation expense for PSUs with market conditions is recognized if the requisite service period is fulfilled, even if the market condition is not satisfied.

RSUs and PSUs that are expected to settle with cash payments upon vesting, if any, are reflected as liabilities on our combined balance sheets. Such RSUs and PSUs were insignificant at January 31, 2021, 2020, and 2019. As of January 31, 2021, for such RSU awards that are outstanding, settlement with cash payments was not considered probable, and therefore these awards have been accounted for as equity-classified awards and are included in the table below.
The following table (“Award Activity Table”) summarizes activity for RSUs, PSUs, and other stock awards to Company personnel that reduce available plan capacity under the plans for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
	2021		2020		2019
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value
Beginning balance	669	$51.35	705	$41.45	691	$41.40
Granted	413	$47.05	361	$59.76	475	$43.68
Released	(381)	$47.90	(333)	$40.70	(361)	$44.44
Forfeited	(65)	$52.68	(64)	$46.69	(100)	$40.92
Ending balance	636	$50.50	669	$51.35	705	$41.45

Other Benefit Plans

401(k) Plan and Other Retirement Plans

We maintain a 401(k) Plan for our full-time employees in the United States. The plan allows eligible employees who attain the age of 21 beginning with the first of the month following their date of hire to elect to contribute up to 60% of their annual compensation, subject to the prescribed maximum amount. We match employee contributions at a rate of 50%, up to a maximum annual matched contribution of $2,000 per employee. Employee contributions are always fully vested, while our matching contributions for each year vest on the last day of the calendar year provided the employee remains employed with us on that day.

Our matching contribution expenses for our 401(k) Plan were $0.2 million for each of the years ended January 31, 2021, 2020, and 2019.

We provide retirement benefits for non-U.S. employees as required by local laws or to a greater extent as we deem appropriate through plans that function similar to 401(k) plans. Funding requirements for programs required by local laws are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

Severance Pay

We are obligated to make severance payments for the benefit of certain employees of Israel and our foreign subsidiaries. Severance payments made to Israeli employees are considered significant compared to all other subsidiaries with severance payment arrangements. Under Israeli law, we are obligated to make severance payments to certain employees of our Israeli subsidiaries, subject to certain conditions. In most cases, our liability for these severance payments is fully provided for by regular deposits to funds administered by insurance providers and by an accrual for the amount of our liability which has not yet been deposited.

Severance expenses for our Israeli employees for the years ended January 31, 2021, 2020, and 2019 were $7.5 million, $7.3 million, and $6.4 million, respectively.